Shareholder Report, Holdings (Details)	May 31, 2025
C000028102 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000028102 | Apple, Inc. - FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000028102 | McDonald's Corp. - FR_580135101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028102 | American Electric Power Co., Inc. - FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028102 | Broadcom, Inc. - FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028102 | Walt Disney Co. (The) - FR_254687106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028102 | Wells Fargo & Co. - FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028102 | Merck & Co., Inc. - FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028102 | Intuit, Inc. - FR_461202103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028102 | Visa, Inc., Class A - FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028102 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000028102 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000028102 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000028102 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000028102 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028102 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000028102 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028102 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028102 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028102 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028102 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028102 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000028102 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028099 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000028099 | Apple, Inc. - FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000028099 | McDonald's Corp. - FR_580135101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028099 | American Electric Power Co., Inc. - FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028099 | Broadcom, Inc. - FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028099 | Walt Disney Co. (The) - FR_254687106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028099 | Wells Fargo & Co. - FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028099 | Merck & Co., Inc. - FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028099 | Intuit, Inc. - FR_461202103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028099 | Visa, Inc., Class A - FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028099 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000028099 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000028099 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000028099 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000028099 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028099 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000028099 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028099 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028099 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028099 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028099 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028099 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000028099 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028101 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000028101 | Apple, Inc. - FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000028101 | McDonald's Corp. - FR_580135101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028101 | American Electric Power Co., Inc. - FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028101 | Broadcom, Inc. - FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028101 | Walt Disney Co. (The) - FR_254687106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028101 | Wells Fargo & Co. - FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028101 | Merck & Co., Inc. - FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028101 | Intuit, Inc. - FR_461202103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028101 | Visa, Inc., Class A - FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028101 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000028101 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000028101 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000028101 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000028101 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028101 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000028101 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028101 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028101 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028101 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028101 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028101 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000028101 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028105 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000028105 | Apple, Inc. - FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000028105 | McDonald's Corp. - FR_580135101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028105 | American Electric Power Co., Inc. - FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028105 | Broadcom, Inc. - FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028105 | Walt Disney Co. (The) - FR_254687106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028105 | Wells Fargo & Co. - FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028105 | Merck & Co., Inc. - FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028105 | Intuit, Inc. - FR_461202103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028105 | Visa, Inc., Class A - FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028105 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000028105 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000028105 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000028105 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000028105 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028105 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000028105 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028105 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028105 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028105 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028105 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028105 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000028105 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000135457 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000135457 | Apple, Inc. - FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000135457 | McDonald's Corp. - FR_580135101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000135457 | American Electric Power Co., Inc. - FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000135457 | Broadcom, Inc. - FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000135457 | Walt Disney Co. (The) - FR_254687106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000135457 | Wells Fargo & Co. - FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000135457 | Merck & Co., Inc. - FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000135457 | Intuit, Inc. - FR_461202103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000135457 | Visa, Inc., Class A - FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000135457 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000135457 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000135457 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000135457 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000135457 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000135457 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000135457 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000135457 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000135457 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000135457 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000135457 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000135457 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000135457 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%